Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 55	$ 59
Funded status	6	14
Benefit obligation at end of year	49	45
Pension
Defined Contribution Plan Disclosure [Line Items]
Defined contribution cost	16	16	$ 17
Retirement Savings (401(k) Plan)
Defined Contribution Plan Disclosure [Line Items]
Defined contribution cost	$ 28	$ 27	$ 27